UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21270

The BlackRock Partners Balanced Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
The BlackRock Partners Balanced Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	December 31, 2004

Date of reporting period:	June 30, 2004

Item 1. Reports to Shareholders.
The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME                     LIQUIDITY                     EQUITIES                     ALTERNATIVES                     BLACKROCK SOLUTIONS

Partners Balanced Trust
Semi-Annual Report

JUNE 30, 2004 (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1

Trust Summary	2

Portfolio of Investments	3

Financial Statements

Statement of Assets and Liabilities	7

Statement of Operations	8

Statement of Cash Flows	9

Statement of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Additional Information	16

Privacy Principles of the Trust

     The Trust is committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trust collects, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trust does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of shareholders may become available to the Trust. The Trust does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trust restricts access to non-public personal information about its shareholders to BlackRock employees with a legitimate business need for the information. The Trust maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

LETTER TO SHAREHOLDERS

     June 30, 2004

Dear Shareholder:

     We are pleased to present the semi-annual report for Partners Balanced Trust (the “Trust”) for the six month period ended June 30, 2004. This report contains the Trust’s unaudited financial statements and a list of its portfolio holdings.

     The Trust is a diversified, actively managed balanced fund, which invests in both stocks and bonds. BlackRock Advisors, Inc. is the investment advisor to the Trust. BlackRock Advisors, Inc. and its affiliate, BlackRock Financial Management, Inc., manage the Trust’s fixed income securities, while Wellington Management Company, LLP manages the Trust’s equity investments. BlackRock Advisors, Inc. and Wellington Management Company, LLP jointly reallocate the Trust’s net assets periodically between debt and equity securities. Shares of the Trust are continuously offered. However, as a closed-end interval fund, shares of the Trust are not traded on any securities exchange. Shareholders who wish to have their shares repurchased must do so via quarterly tender offers.

The following table shows the Trust’s yield and net asset value (“NAV”) per share as of June 30, 2004.

Trust	Yield	NAV

Partners Balanced Trust (XBWPX)	3.80%	$20.50

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to managing fixed income securities. As of June 30, 2004, BlackRock managed $222 billion in bonds, including 19 open-end and 47 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc. and its affiliate, BlackRock Financial Management, Inc., are wholly owned subsidiaries of BlackRock, Inc.

     Wellington Management Company, LLP (“Wellington Management”) is one of the largest independent investment management companies in the world, with total assets under management of $423 billion (as of June 30, 2004). With one of the largest and most experienced investment staffs in the industry, Wellington Management’s distinctive strength is its fundamental research capability.

     On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, Inc.	Ralph L. Schlosstein President BlackRock Advisors, Inc.

TRUST SUMMARY (unaudited)
JUNE 30, 2004

Trust Information

NASDAQ Symbol:	XBWPX

Initial Offering Date:	April 30, 2003

Net Asset Value as of 6/30/04:	$20.50

Yield on Net Asset Value as of 6/30/04:[1]	3.80%

Current Monthly Distribution per Share:[2]	$0.065

Current Annualized Distribution per Share:[2]	$0.780

1 Yield on net asset value is calculated by dividing the current annualized distribution per share by the net asset value.

2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

NAV	$20.50	$20.95	(2.15)%	$21.55	$19.76

The following charts show the asset composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Sector Breakdown

Composition	June 30, 2004	December 31, 2003

Finance & Banking	29%	26%

Energy	20	19

Federal National Mortgage Association	9	10

Consumer Products	6	5

Media	4	3

Forest Products	3	3

Pharmaceuticals	3	2

Telecommunication	3	3

Chemicals	3	3

Automotive	2	3

Industrial	2	2

Ecological Services & Equipment	2	2

Real Estate	2	2

Hotels & Casinos	2	2

Aerospace & Defense	2	2

Electronics	2	1

Basic Materials	1	2

U.S. Government Securities	1	3

Other	4	7

Corporate Credit Breakdown3

Credit Rating	June 30, 2004	December 31, 2003

AAA/Aaa	5%	5%

AA/Aa	18	14

A	17	17

BBB/Baa	22	20

BB/Ba	14	16

B	22	26

CCC/Caa	2	1

Not Rated	—	1

3 Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) rating. Corporate bonds represented approximately 65.8% and 63.7% of net assets on June 30, 2004, and December 31, 2003, respectively.

PORTFOLIO OF INVESTMENTS (unaudited)
June 30, 2004

Partners Balanced Trust

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—138.8%
			Corporate Bonds—65.8%
			Aerospace/Defense—2.6%
A	$200		General Dynamics Corp., 4.25%, 5/15/13	$186,878
BBB+	225		Lockheed Martin Corp., 8.50%, 12/01/29	281,351
BBB	175		Northrop Grumman Corp., 7.75%, 2/15/31	203,554
BBB-	250		Raytheon Co., 6.15%, 11/01/08	266,682

				938,465

			Automotive—1.5%
			DaimlerChrysler NA Holding Corp.,
A3	300		7.20%, 9/01/09	326,566
A3	200	[2]	4.05%, 6/04/08	195,356

				521,922

			Chemicals—0.9%
B+	300		Lyondell Chemical Co., 11.125%, 7/15/12	332,250

			Consumer Products—4.6%
BBB+	200		General Mills, Inc., 6.00%, 2/15/12	207,948
BBB+	300	[2]	Kellogg Co., 6.60%, 4/01/11	329,060
A3	350	[2]	Kraft Foods, Inc., 5.625%, 11/01/11	356,053
BBB	200		Kroger Co., 6.80%, 4/01/11	217,935
B-	300		Rite Aid Corp., 6.875%, 8/15/13	277,500
AA	200		Wal-Mart Stores, Inc., 6.875%, 8/10/09	223,013

				1,611,509

			Containers & Glass—1.0%
B	300		Crown European Holdings SA, 10.875%, 3/01/13	342,000

			Electronics—0.9%
BB-	300	[2]	PerkinElmer, Inc., 8.875%, 1/15/13	327,750

			Energy—13.3%
BB	300	[2,3]	AES Corp., 9.00%, 5/15/15	321,000
B-	300	[2]	Calpine Corp., 7.75%, 4/15/09	190,500
BBB	300	[2]	Centerpoint Energy Houston Electric LLC, 5.70%, 3/15/13	304,776
BB	300	[2]	Chesapeake Energy Corp., 7.50%, 9/15/13	310,500
A-	225		Conoco, Inc., 6.95%, 4/15/29	247,713
A3	220		Consolidated Natural Gas, 5.375%, 11/01/06	229,005
A-	200		Detroit Edison Co., 6.125%, 10/01/10	213,396
BBB	125		Devon Energy Corp., 7.95%, 4/15/32	144,386
B	300		Dresser, Inc., 9.375%, 4/15/11	321,000
A-	200		Duke Energy Corp., 3.75%, 3/05/08	197,238
B	175	[3]	Dynergy Holdings, Inc., 10.125%, 7/15/13	189,438
BB-	176		El Paso Energy Partners LP, 8.50%, 6/01/10	190,080
B-	300		El Paso Production Holdings, 7.75%, 6/01/13	276,750
BBB+	5		Exelon Corp., 6.75%, 5/01/11	5,438
AA-	290		Florida Power & Light Co., 4.85%, 2/01/13	285,659
A1	225		Florida Power Corp., 4.80%, 3/01/13	217,771
B+	300	[2]	Hanover Equipment Trust, 8.75%, 9/01/11	321,000
BBB+	200		Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	211,145
B	300	[2]	Midwest Generation LLC, 8.30%, 7/02/09	304,500
BBB+	200		Occidental Petroleum Corp., 6.75%, 1/15/12	220,458

				4,701,753

			Ecological Services & Equipment—2.8%
B+	300	[2]	Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	317,250
B	300		Casella Waste Systems, 9.75%, 2/01/13	324,000
B	300	[2]	National Waterworks, Inc., 10.50%, 12/01/12	337,500

				978,750

See Notes to Financial Statements.

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Finance & Banking—21.6%
AA+	$300		American General Capital II, 8.50%, 7/01/30	$380,462
Aa2	300	[2]	Bank of America Corp., 3.875%, 1/15/08	299,516
AA+	1,200	[2]	Citigroup, Inc., 3.50%, 2/01/08	1,183,428
AA-	100	[2]	Credit Suisse First Boston, 6.125%, 11/15/11	105,253
BB	250		Crum & Forster Holding Corp., 10.375%, 6/15/13	272,500
BBB	300		Devon Financing Corp., 6.875%, 9/30/11	326,597
Aa2	300		FleetBoston Financial Corp., 4.875%, 12/01/06	310,343
A3	300	[2]	Ford Motor Credit Co., 7.375%, 10/28/09	320,168
CCC+	300	[3]	Gemstone Investors Ltd., 7.71%, 10/31/04	302,250
			General Electric Cap. Corp.,
AAA	300	[2]	5.875%, 2/15/12	314,627
AAA	800	[2]	6.125%, 2/22/11	856,751
A3	300		General Motors Acceptance Corp., 6.875%, 9/15/11	307,968
AA-	200		Goldman Sachs Group, Inc., 6.875%, 1/15/11	219,168
A1	300	[2]	Household Finance Corp., 6.375%, 10/15/11	320,222
B	250	[3]	Huntsman Advance Materials LLC, 11.00%, 7/15/10	280,000
A1	200	[2]	JP Morgan Chase & Co., 6.75%, 2/01/11	217,564
A+	300	[2]	Lehman Brothers Holdings, 6.625%, 1/18/12	325,752
A	200	[2]	MetLife, Inc., 6.50%, 12/15/32	204,844
			Morgan Stanley,
AA-	200	[2]	4.25%, 5/15/10	193,993
AA-	300	[2]	6.75%, 4/15/11	328,761
B2	300	[2]	Orion Power Holdings, Inc., 12.00%, 5/01/10	366,000
Aa3	200		US Bancorp, 3.95%, 8/23/07	200,998

				7,637,165

			Forest Products—3.1%
BB+	300		Georgia-Pacific Corp., 8.875%, 2/01/10	340,875
BBB	200		Intl. Paper Co., 5.30%, 4/01/15	190,290
BB-	250		Tembec Industries, Inc., 8.50%, 2/01/11	252,500
BBB	300	[2]	Weyerhaeuser Co., 5.25%, 12/15/09	306,267

				1,089,932

			Home Builders—0.6%
Ba3	200		WCI Communities, Inc., 10.625%, 2/15/11	219,500

			Hotels & Casinos—2.7%
BB+	300	[2]	ITT Corp., 7.375%, 11/15/15	300,000
B	300		John Q. Hammons Hotels, 8.875%, 5/15/12	328,125
BB-	300		Mohegan Tribal Gaming, 8.00%, 4/01/12	319,875

				948,000

			Media—4.3%
BBB	400	[2]	Comcast Corp., 5.50%, 3/15/11	404,736
Baa1	300	[2,3]	Cox Enterprises, 4.375%, 5/01/08	298,933
BB-	300	[2]	CSC Holdings, Inc., 7.875%, 12/15/07	312,000
BBB+	200		Turner Broadcasting, 8.375%, 7/01/13	234,492
CCC+	300	[2]	WRC Media, Inc., 12.75%, 11/15/09	273,000

				1,523,161

			Pharmaceuticals—0.3%
B-	40	[3]	Curative Health Services, 10.75%, 5/01/11	38,300
			Tenet Healthcare Corp.,
B-	35		6.375%, 12/01/11	30,625
NR	50	[3]	9.875%, 7/01/14	49,938

				118,863

			Real Estate—2.0%
BBB+	300		Archstone-Smith Trust, 3.00%, 6/15/08	286,092
BBB+	185	[2]	Avalonbay Communities, Inc., 6.625%, 9/15/11	199,033
BBB+	200	[2]	EOP Operating LP, 7.00%, 7/15/11	217,983

				703,108

			Telecommunications—2.4%
B-	250		American Cellular Corp., 10.00%, 8/01/11	217,500
A+	200		SBC Communications, Inc., 6.25%, 3/15/11	212,802
AA	400	[2]	Verizon New Jersey, Inc., 5.875%, 1/17/12	411,716

				842,018

See Notes to Financial Statements.

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Transportation—1.2%
BBB+	$200		Burlington North Santa Fe, 5.90%, 7/01/12	$207,993
B	200		Railamerica Transportation, 12.875%, 8/15/10	229,000

				436,993

			Total Corporate Bonds	23,273,139

			Federal National Mortgage Association—12.1%
	1,424	[2]	4.50%, 5/01/18	1,395,316
	249	[2]	4.50%, 6/01/18	243,957
	1,318	[2]	5.00%, 5/01/33	1,277,696
	469	[2]	5.00%, 6/01/33	454,668
	950	[2]	5.00%, 8/01/33	920,384

			Total Federal National Mortgage Association	4,292,021

			Foreign Government—1.6%
AA-	200		Quebec Province, 7.50%, 7/15/23	237,731
Baa2	300		United Mexican States, 8.125%, 12/30/19	320,549

			Total Foreign Government	558,280

			Supranational—0.9%
AAA	300		European Investment Bank, 4.625%, 3/01/07	310,247

			Taxable Municipal—0.8%
AA	300	[2]	Illinois, GO, 5.10%, 6/01/33	266,177

			U.S. Government Securities—1.1%
	290	[2]	U.S. Treasury Bonds, 5.375%, 2/15/31	292,481
	100	[2]	U.S. Treasury Notes, 4.25%, 8/15/13	97,616

			Total U.S. Government Securities	390,097

	Shares

			Common Stocks—56.5%
			Automotive—1.3%
10,100			General Motors Corp	470,559

			Basic Materials—1.7%
19,000			Aluminum Co. of America	627,570

			Chemicals—2.7%
	3,100		Air Products Chemicals	162,595
	2,300		Dow Chemical Co	93,610
	7,900		E.I. du Pont de Nemours and Co	350,918
	5,700		PPG Industries, Inc	356,193

				963,316

			Consumer Products—4.3%
	5,300		Altria Group, Inc	265,265
	9,000		Baxter International, Inc	310,590
	4,800		General Mills, Inc	228,144
	3,700		Heinz Co., H.J	145,040
	5,700		Kellogg Co	238,545
	4,900		Kimberly-Clark Corp	322,812

				1,510,396

			Electronics—1.3%
	6,900		Emerson Electric Co	438,495

			Energy—13.8%
	4,500		BP PLC	241,065
	6,000		ChevronTexaco Corp	564,660
	5,200		ConocoPhillips	396,708
	3,700		Dominion Resources, Inc	233,396
10,000			Exelon Corp	332,900
23,200			Exxon Mobil Corp	1,030,312
	3,200		FPL Group, Inc	204,640
	200		National Fuel Gas Co	5,000
	2,000		PPL Corp	91,800
12,300			Questar Corp	475,272
	3,100		Royal Dutch Petroleum Co	160,177
	3,100		SCANA Corp	112,747
17,400			Shell Transport & Trading Co	777,780
	6,000		TXU Corp	243,060

				4,869,517

See Notes to Financial Statements.

Shares	Description	Value

	Finance & Banking—19.7%
7,400	ACE Ltd	$312,872
11,900	Bank of America Corp	1,006,978
4,200	Chubb Corp., The	286,356
19,500	Citigroup, Inc	906,750
3,400	Federal National Mortgage Association	242,624
4,400	First Horizon National Corp	200,068
5,200	Marsh & McLennan Cos., Inc	235,976
8,600	Merrill Lynch & Co., Inc	464,228
6,200	Morgan Stanley	327,174
12,500	National City Corp	437,625
15,500	St. Paul Companies, Inc	628,370
8,300	SunTrust Banks, Inc	539,417
4,300	US Bancorp	118,508
4,900	Wachovia Corp	218,050
3,600	Washington Mutual, Inc	139,104
10,800	Wells Fargo & Co	618,084
3,900	XL Capital Ltd	294,294

		6,976,478

	Forest Products—1.2%
7,200	Weyerhaeuser Co	454,464

	Industrial—2.8%
9,700	Caterpillar, Inc	770,568
5,800	Rockwell Automation, Inc	217,558

		988,126

	Media—0.7%
2,900	Gannett Co., Inc	246,065

	Pharmaceuticals—4.0%
6,200	Abbott Laboratories	252,712
8,200	Merck & Co., Inc	389,500
11,000	Pfizer, Inc	377,080
11,200	Wyeth	404,992

		1,424,284

	Real Estate—0.7%
1,400	General Growth Properties, Inc	41,398
4,800	Regency Centers Corp	205,920

		247,318

	Technology—0.5%
8,100	Hewlett-Packard, Co	170,910
	Telecommunications—1.8%
6,500	BellSouth Corp	170,430

10,700	SBC Communications, Inc	259,475
5,200	Verizon Communications, Inc	188,188

		618,093

	Total Common Stocks	20,005,591

	Total Long-Term Investments (cost $47,212,868)	49,095,552
	SHORT-TERM INVESTMENTS—2.3%
	Money Market Fund—1.4%
500,890	Galileo Money Market Fund	500,890

Principal
Amount
(000)

	Discount Note—0.9%
$ 300	Federal Home Loan Bank, Zero Coupon, 7/01/04	300,000

	Total Short-Term Investments (cost $800,890)	800,890

	Total Investments—141.1% (cost $48,013,758)	49,896,442
	Liabilities in excess of other assets—(41.1)%	(14,523,564)

	Net Assets—100.0%	$35,372,878

[1] Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2] Entire or partial principal amount pledged as collateral for reverse repurchase agreements.

[3] Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2004, the Trust held 4.2% of its net assets, with a current market value of $1,479,859, in securities restricted as to resale.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements 6

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
JUNE 30, 2004

Assets
Investments at value (cost $48,013,758)	$49,896,442
Income receivable	509,635
Other assets	10,958

50,417,035

Liabilities
Reverse repurchase agreements	14,905,213
Investment advisory fee payable	23,778
Distribution and servicing payable	10,334
Other accrued expenses	104,832

15,044,157

Net Assets	$35,372,878

Composition of Net Assets:
Par value	$1,721
Paid-in capital in excess of par	32,162,789
Undistributed net investment income	51,233
Accumulated net realized gain	1,274,451
Net unrealized appreciation	1,882,684

Net assets, June 30, 2004	$35,372,878

Net asset value per share:
($35,372,878 / 1,725,249 shares issued and outstanding)	$20.50

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (unaudited)
For the six months ended June 30, 2004

Investment Income
Interest income	$994,853
Dividend income	303,778

Total investment income	1,298,631

Expenses
Investment advisory	191,428
Distribution and servicing	65,820
Transfer agent	20,663
Custodian	39,907
Reports to shareholders	35,337
Trustees fees	6,108
Registration	8,230
Independent accountants	16,307
Legal	7,480
Miscellaneous	10,430

Total expenses excluding interest expense	401,710
Interest expense	103,493

Total expenses	505,203
Less fees reimbursed by Advisor	(15,976)

Net expenses	489,227

Net investment income	809,404

Realized and Unrealized Gain (Loss)
Net realized gain	1,232,149
Net change in unrealized appreciation/depreciation	(1,991,626)

Net loss	(759,477)

Net Increase in Net Assets Resulting from Operations	$49,927

See Notes to Financial Statements.

STATEMENT OF CASH FLOWS (unaudited)
For the six months ended June 30, 2004

Reconciliation of Net Increase in Net Assets Resulting from
Operations to Net Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$49,927

Decrease in investments	10,887,972
Net realized gain	(1,232,149)
Decrease in unrealized appreciation/depreciation	1,991,626
Decrease in receivable from investments sold	11,760
Decrease in receivable from fund shares sold	23,397
Decrease in income receivable	110,013
Increase in other assets	(8,963)
Decrease in investment advisory fee payable	(12,055)
Decrease in distribution and servicing fees payable	(2,253)
Increase in other accrued expenses	2,566

Total adjustments	11,771,914

Net cash provided by operating activities	$11,821,841

Increase (Decrease) in Cash
Net cash provided by operating activities	$11,821,841

Cash used for financing activities:
Capital contributions	(7,093,828)
Decrease in reverse repurchase agreements	(3,969,842)
Cash dividends paid	(758,171)

Net cash used for financing activities	(11,821,841)

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	$—

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2004 (unaudited), and the period1 ended December 31, 2003

	2004	2003

Increase (Decrease) in Net Assets
Operations:
Net investment income	$809,404	$1,114,857
Net realized gain	1,232,149	99,428
Net change in unrealized appreciation/depreciation	(1,991,626)	3,874,310

Net increase in net assets resulting from operations	49,927	5,088,595

Dividends from Net Investment Income	(758,171)	(1,189,483)

Capital Share Transactions:
Net proceeds from the issuance of common shares	1,319,334	41,731,498
Reinvestment of dividends	333,309	540,635
Cost of shares repurchased	(8,746,471)	(2,996,295)

Net increase (decrease) from capital share transactions	(7,093,828)	39,275,838

Total increase (decrease)	(7,802,072)	43,174,950

Net Assets
Beginning of period	43,174,950	—

End of period	$35,372,878	$43,174,950

End of period undistributed net investment income	$51,233	$—

1 Commencement of investment operations was April 30, 2003. This information includes the initial investments by BlackRock Funding, Inc.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
For the six months ended June 30, 2004 (unaudited), and the period1 ended December 31, 2003

	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.95	$19.10 [2]

Investment operations:
Net investment income	0.47	0.55
Net realized and unrealized gain	(0.48)	1.92

Net increase (decrease) from investment operations	(0.01)	2.47

Dividends from net investment income	(0.44)	(0.58)

Capital charges with respect to issuance of shares	—	(0.04)

Net asset value, end of period	$20.50	$20.95

TOTAL INVESTMENT RETURN[3]	(0.12)%	7.88%

RATIOS TO AVERAGE NET ASSETS:[4]
Total expenses	2.70%	2.59%
Net expenses	2.61%	2.53%
Net expenses excluding interest expense	2.06%	2.06%
Net investment income	4.32%	4.09%
SUPPLEMENTAL DATA:
Average net assets (000)	$37,577	$40,407
Portfolio turnover	7%	15%
Net assets, end of period (000)	$35,373	$43,175
Reverse repurchase agreements outstanding, end of period (000)	$14,905	$18,875
Asset coverage[5]	$3,373	$3,287

[1] Commencement of investment operations was April 30, 2003. This information includes the initial investments by BlackRock Funding, Inc.

[2] Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.

[3] Total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at net asset value. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4] Annualized.

[5] Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

Partners Balanced Trust (the “Trust”), a Delaware statutory trust, is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust was organized on November 22, 2002. The Trust commenced investment operations on April 30, 2003. Shares of the Trust are continuously offered. However, as a closed-end internal fund, shares of the Trust are not traded on any securities exchange. Shareholders who wish to have their shares repurchased must so via quarterly tender offers.

Investment Valuation:The Trust values its investments by using market quotations, prices provided by broker dealers or estimates of market values obtained from yield data relating to instruments with similar characteristics in accordance with procedures established by the Trust’s Board of Trustees (the “Board”). A substantial portion of the Trust’s debt investments will be valued utilizing one or more pricing services approved by the Trust’s Board. Debt securities having a remaining maturity of 60 days or less may be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board.

Investment Transactions and Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. The Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), the Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is the Trust’s intention to elect to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provisions are required.

Dividends and Distributions: The Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements

The Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. Wellington Management Company, LLP serves as the sub-advisor for the Trust’s equity investments. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as the sub-advisor for the Trust’s debt investments. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreement covers both investment advisory and administration services.

     The Trust’s investment management fee paid to the Advisor is computed daily and payable monthly based on an annual rate of 0.70% of the Trust’s average daily managed assets.

     The Advisor has voluntarily agreed to reimburse the Trust for operating expenses to the extent necessary to assure that other expenses of the Trust do not exceed 0.47% of the Trust’s average daily managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any financial leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). “Other Expenses” means the total expenses excluding interest expense, organizational expense, investment advisory fee and distribution and servicing fees. For the period ended June 30, 2004, the Advisor reimbursed the Trust in the amount of $15,976.

     Pursuant to the Investment Management Agreement, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of the Trust who are affiliated persons of the Advisor, occupancy and certain clerical and accounting costs. The Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to the Trust.

     PFPC Trust Company, an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for the Trust. PFPC Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as accounting, transfer and dividend disbursing agent.

     The Trust will pay selected brokers and dealers ongoing fees at an annual rate of 0.35% of the net asset value of common shares owned by customers of the broker or dealer, which will be payable as a distribution fee and a shareholder servicing fee. The distribution fee is payable monthly in arrears at an annual rate equal to 0.10% of the net asset value of common shares owned by customers of the broker or dealer. Shareholder services include providing information and responding to shareholder questions about the structure of the Trust, the availability of shares in any additional offerings, dividend payment options and quarterly repurchase offers. The shareholder servicing fee is payable monthly in arrears at an annual rate of 0.25% of the net asset value of the common shares owned by the customers of the broker or dealer. These fees are accrued daily as an expense of the Trust.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the six months ended June 30, 2004, were $3,513,599 and $12,246,210, respectively. Purchases and sales of U.S. government securities for the six months ended June 30, 2004, were $457,792 and $1,967,528, respectively.

     At June 30, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross/net unrealized appreciation/depreciation for securities was as follows:

Cost	Appreciation	Depreciation	Net

$48,021,457	$2,977,089	$1,102,104	$1,874,985

Note 4. Borrowings

Reverse Repurchase Agreements: The Trust may enter into reverse repurchase agreements with qualified, third-party broker-dealers as determined by and under the direction of the Trust’s Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will maintain a segregated account with the lender containing liquid investment grade securities. The average daily balance and weighted average interest rate of reverse repurchase agreements for the six months ended June 30, 2004, were $8,699,936 and 1.15%, respectively. Details of open reverse repurchase agreements and their respective underlying collateral at June 30, 2004, are below.

Details of open reverse repurchase agreements at June 30, 2004, were as follows:

Corresponding
Underlying
Collateral			Trade		Net Closing
(See chart below)	Counter Party	Rate	Date	Maturity Date	Amount	Par

1	Lehman Brothers	1.03%	6/10/04	7/08/04	$190,390	$190,238
2	Lehman Brothers	1.19	6/10/04	7/13/04	3,052,626	3,049,300
3	Lehman Brothers	1.07	6/14/04	7/08/04	97,444	97,375
4	Lehman Brothers	1.02	6/14/04	7/08/04	100,068	100,000
5	Lehman Brothers	1.60	6/14/04	7/08/04	598,638	598,000
6	Lehman Brothers	1.35	6/17/04	7/19/04	1,340,407	1,338,800
7	Lehman Brothers	1.24	6/17/04	7/19/04	1,100,111	1,098,900
8	Lehman Brothers	1.40	6/24/04	7/26/04	5,007,123	5,000,900
9	Lehman Brothers	1.40	6/24/04	7/26/04	2,736,902	2,733,500
10	Lehman Brothers	1.85	6/24/04	7/26/04	699,348	698,200

						$14,905,213

Details of underlying collateral for open reverse repurchase agreements at June 30, 2004, were as follows:

Corresponding
Reverse
Repurchase
Agreement			Maturity	Original	Current	Market
(See chart above)	Description	Rate	Date	Face	Face	Value

1	U.S. Treasury Bonds	5.375%	2/15/31	$190,000	$190,000	$191,625
2	Federal National Mortgage Assoc.	4.500	5/01/18	332,945	290,438	284,629
2	Federal National Mortgage Assoc.	4.500	5/01/18	333,557	294,474	288,585
2	Federal National Mortgage Assoc.	4.500	5/01/18	333,783	268,104	262,741
2	Federal National Mortgage Assoc.	4.500	6/01/18	332,187	248,936	243,957
2	Federal National Mortgage Assoc.	5.000	5/01/33	471,938	431,353	418,008
2	Federal National Mortgage Assoc.	5.000	5/01/33	361,481	326,129	316,040
2	Federal National Mortgage Assoc.	5.000	6/01/33	527,963	469,183	454,668
2	Federal National Mortgage Assoc.	5.000	8/01/33	1,000,100	949,768	920,384
3	U.S. Treasury Notes	4.250	8/15/13	100,000	100,000	97,616
4	U.S. Treasury Bonds	5.375	2/15/31	100,000	100,000	100,856
5	Orion Power Holdings, Inc.	12.000	5/01/10	300,000	300,000	366,000
5	PerkinElmer, Inc.	8.875	1/15/13	300,000	300,000	327,750
6	Avalonbay Communities, Inc.	6.625	9/15/11	185,000	185,000	199,033
6	Credit Suisse First Boston	6.125	11/15/11	100,000	100,000	105,253
6	EOP Operating LP	7.000	7/15/11	200,000	200,000	217,983

Corresponding
Reverse
Repurchase			Maturity	Original	Current	Market
Agreement	Description	Rate	Date	Face	Face	Value

6	Illinois, GO	5.100%	6/01/33	$300,000	$300,000	$266,177
6	ITT Corp.	7.375	11/15/15	300,000	300,000	300,000
6	MetLife, Inc.	6.500	12/15/32	200,000	200,000	204,844
6	Morgan Stanley	4.250	5/15/10	200,000	200,000	193,993
7	Federal National Mortgage Assoc.	4.500	5/01/18	334,749	269,617	264,224
7	Federal National Mortgage Assoc.	4.500	5/01/18	334,093	301,160	295,137
7	Federal National Mortgage Assoc.	5.000	5/01/33	638,420	561,004	543,648
8	Calpine Corp.	7.750	4/15/09	300,000	300,000	190,500
8	Centerpoint Energy Houston Electric LLC	5.700	3/15/13	300,000	300,000	304,776
8	Chesapeake Energy Corp.	7.500	9/15/13	300,000	300,000	310,500
8	Citigroup, Inc.	3.500	2/01/08	1,200,000	1,200,000	1,183,428
8	Cox Enterprises	4.375	5/01/08	300,000	300,000	298,933
8	CSC Holdings, Inc.	7.875	12/15/07	300,000	300,000	312,000
8	General Electric Capital Corp.	5.875	2/15/12	300,000	300,000	314,627
8	JP Morgan Chase & Co.	6.750	2/01/11	200,000	200,000	217,564
8	Kellogg Co.	6.600	4/01/11	300,000	300,000	329,060
8	Kraft Foods. Inc.	5.625	11/01/11	350,000	350,000	356,053
8	Lehman Brothers Holdings	6.625	1/18/12	300,000	300,000	325,752
8	Midwest Generation LLC	8.300	7/02/09	300,000	300,000	304,500
8	Morgan Stanley	6.750	4/15/11	300,000	300,000	328,761
8	National Waterworks, Inc.	10.500	12/01/12	300,000	300,000	337,500
8	Verizon New Jersey, Inc.	5.875	1/17/12	400,000	400,000	411,716
9	Bank of America Corp.	3.875	1/15/08	300,000	300,000	299,516
9	Comcast Corp.	5.500	3/15/11	400,000	400,000	404,736
9	DaimlerChrysler NA Holdings Corp.	4.050	6/04/08	200,000	200,000	195,356
9	Ford Motor Credit Corp.	7.375	10/28/09	300,000	300,000	320,168
9	General Electric Capital Corp.	6.125	2/22/11	800,000	800,000	856,751
9	Hanover Equipment Trust	8.750	9/01/11	300,000	300,000	321,000
9	Household Finance Corp.	6.375	10/15/11	300,000	300,000	320,222
9	Weyerhaeuser Co.	5.250	12/15/09	300,000	300,000	306,267
10	AES Corp.	9.000	5/15/15	300,000	300,000	321,000
10	Allied Waste NA, Inc.	10.000	8/01/09	200,000	200,000	211,500
10	WRC Media, Inc.	12.750	11/15/09	300,000	300,000	273,000

						$16,218,337

Dollar Rolls: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

Note 5. Distributions to Shareholders

The tax character of distributions paid during the six months ended June 30, 2004, and the period ended December 31, 2003, was ordinary income.

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-term	Unrealized Net
Income	Gains	Appreciation

$ 1,140,447	$192,315	$1,874,985

Note 6. Capital

There are an unlimited number of $0.001 par value common shares authorized for the Trust. At June 30, 2004, the common shares outstanding and the shares owned by affiliates of the Advisor of the Trust were 1,725,249 and 6,311, respectively. For the six months ended June 30, 2004, the Trust issued 16,060 shares through dividend reinvestment.

     The Trust operates as a continuously offered interval fund, which means that it continuously accepts new shareholder investments and repurchases its shares (in amounts equal to at least 5% and up to 25% or more of its shares) at net asset value only once a quarter. It is a funda-

mental policy of the Trust (which may only be changed by shareholder vote) that the Trust will conduct repurchase offers every three months, the repurchase request deadline will be the tenth business day of each month in which a repurchase offer ends and the repurchase price will be determined no more than 14 calendar days following the repurchase request deadline. Payment for all shares repurchased pursuant to these offers normally will be made on the third business day after the repurchase pricing date. Shareholders will be sent notification of each repurchase offer at least 21 but no more than 42 days prior to the repurchase request deadline.

Transactions in common shares of beneficial interest for the six months ended June 30, 2004, for the Trust, were as follows:

		Reinvestment	Net Decrease in
Sales	Repurchases	of Dividends	Shares Outstanding

63,083	414,377	16,060	335,234

     Offering costs of $84,210 incurred in connection with the Trust’s offering of common shares has been charged to paid-in capital in excess of par of the common shares.

Note 7. Dividends

Subsequent to June 30, 2004, the Board declared dividends from undistributed earnings per common share payable July 30, 2004, to shareholders of record on July 28, 2004. The per share common dividends declared was $0.065.

ADDITIONAL INFORMATION (Unaudited)

     Quarterly performance and other information regarding the Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/funds/brfunds/. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trust and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor; Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay and Anne Ackerley—Managing Directors of the Advisor and the Sub-Advisor, Richard M. Shea and James Kong—Managing Directors of the Sub-Advisor, Vincent B. Tritto—Director of the Sub-Advisor, and Brian P. Kindelan—Director of the Advisor.

Partners Balanced Trust

Trustees	Custodian
Ralph L. Schlosstein, Chairman	PFPC Trust Company
Andrew F. Brimmer	8800 Tinicum Blvd.
Richard E. Cavanagh	Philadelphia, PA 19153
Kent Dixon
Frank J. Fabozzi	Accounting Agent and Transfer Agent
Robert S. Kapito	PFPC Inc.
James Clayburn La Force, Jr.	301 Bellevue Parkway
Walter F. Mondale	Wilmington, DE 19809

Officers	Independent Accountants
Robert S. Kapito, President	Deloitte & Touche LLP
Henry Gabbay, Treasurer	200 Berkeley Street
Anne Ackerley, Vice President	Boston, MA 02116
Richard M. Shea, Vice President/Tax
James Kong, Assistant Treasurer	Legal Counsel
Vincent B. Tritto, Secretary	Skadden, Arps, Slate, Meagher & Flom LLP
Brian P. Kindelan, Assistant Secretary	Four Times Square
New York, NY 10036
Investment Advisor
BlackRock Advisors, Inc.	Legal Counsel – Independent Trustees
100 Bellevue Parkway	Debevoise & Plimpton LLP
Wilmington, DE 19809	919 Third Avenue
(800) 227-7BFM	New York, NY 10022

Sub-Advisors	This report is for shareholder information. This is not a prospectus
BlackRock Financial Management, Inc.	intended for use in the purchase or sale of Trust shares.
40 East 52nd Street	Statements and other information contained in this report are as
New York, NY 10022	dated and are subject to change.

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

The Trust has a Statement of Additional Information that includes more information about the Trustees and is available without charge, upon request by calling (800) 699-1236.

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800)227-7BFM.

The Trust has delegated to the Advisor and Wellington Management Company, LLP the voting of proxies relating to their voting securities pursuant to the Advisor’s and Wellington Management Company, LLP’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1236. These policies and procedures are also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CLF-SEMI-6

Item 2. Code of Ethics.
Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.

Item 6. Schedule of Investments.
Not applicable for reports for periods ending on or before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.
Not applicable for semi-annual reports.

Item 8. Purchases of Equity Securities by Closed-End Management Company and
Affiliated Purchasers.
Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 10. Controls and Procedures.
(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of a date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.
(a)(1) Not applicable.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The BlackRock Partners Balanced Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 8, 2004

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 8, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 8, 2004